ACQUISITIONS - Acquisition of Adaptive 3D (Details) - USD ($) $ in Thousands		2 Months Ended
	May 07, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Business Combination, Consideration Transferred [Abstract]
Gross Value		$ 186,519
Liabilities assumed:
Goodwill		251,060	$ 2,252	$ 2,300	$ 2,252
Acquired technology
Business Combination, Consideration Transferred [Abstract]
Gross Value		126,540	$ 10,193
Trade name
Business Combination, Consideration Transferred [Abstract]
Gross Value		9,079
Adaptive 3D Technologies Inc
Business Combination, Consideration Transferred [Abstract]
Purchase consideration	$ 61,800
Payment to acquire business	$ 24,100
Common stock issued for acquisition	3,133,276
Common stock fair value issued for acquisition	$ 37,700
Gross Value	27,300
Transaction costs	300
Net revenues included in consolidated result		300
Net income (loss) included in consolidated result		700
Assets acquired:
Cash and cash equivalents	2,852
Restricted cash	4,046
Accounts receivable	504
Inventory	305
Prepaid expenses and other current assets	462
Property and equipment	558
Intangible assets	27,300
Other noncurrent assets	654
Total assets acquired	36,681
Liabilities assumed:
Accounts payable	280
Current portion of lease liability	151
Accrued expenses and other current liabilities	4,146
Deferred revenue	12
Lease liability, net of current portion	502
Deferred tax liability	4,768
Total liabilities assumed	10,170
Net assets acquired	26,511
Goodwill	35,265
Adaptive 3D Technologies Inc | Paycheck Protection Program
Liabilities assumed:
Long-term debt	311	$ 300
Adaptive 3D Technologies Inc | Acquired technology
Business Combination, Consideration Transferred [Abstract]
Gross Value	$ 27,000
Estimated Life	14 years
Adaptive 3D Technologies Inc | Trade name
Business Combination, Consideration Transferred [Abstract]
Gross Value	$ 300
Estimated Life	5 years